Initial Public Offering	12 Months Ended
Dec. 31, 2024
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 3—Initial Public Offering

On June 28, 2022, the Company consummated its Initial Public Offering of 20,000,000 Units, at $10.00 per Unit, generating gross proceeds of $200.0 million, and incurring offering costs of approximately $12.0 million, of which $7.0 million was for deferred underwriting commissions.

The underwriter was granted the Over-Allotment Option to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at $10.00 per Unit. On July 20, 2022, pursuant to the underwriter’s notice of the partial exercise of the Over-Allotment Option, the Company sold an additional 960,000 Units, at $10.00 per Unit, generating aggregate additional gross proceeds of $9.6 million to the Company and incurring deferred underwriting commissions of $336,000. The remaining Over-Allotment Option expired on August 7, 2022. On August 9, 2022, following the expiration of the remaining Over-Allotment Option, the Sponsor surrendered and forfeited 510,000 Founder Shares (as defined in Note 4).

Each Unit consists of one share of Class A ordinary shares, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 6).